CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Debt Disclosure [Abstract]
Balance at June 30		$ 25,908	$ 340,727
Convertible notes issued	$ 612,500
Convertible notes converted			$ (314,819)
Forgiveness		$ (25,908)
Balance at June 30	$ 612,500		$ 25,908
Less: debt discount	183,635
Balance at June 30	$ 428,865		$ 25,908